SOLAR POWER SYSTEMS, NET (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	¥ 268,204	¥ 190,153	¥ 160,829
Solar Power Systems [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 90,239	¥ 43,707	¥ 22,566